Investment Objectives and Goals - FT Vest Laddered Autocallable Barrier & Income ETF	Dec. 18, 2025
Prospectus [Line Items]
Risk/Return [Heading]	FT Vest Laddered Autocallable Barrier & Income ETF (ACYN)
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The FT Vest Laddered Autocallable Barrier & Income ETF (the "Fund") seeks to provide investors with distributions while limiting downside market volatility.